INITIAL PUBLIC OFFERING - Additional Information (Detail) - $ / shares			12 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold		22,000,000	24,300,287
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	24,300,287
Purchase price, per unit		$ 10.00	$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit			1
Number of warrants in a unit			0.25
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,300,287	3,300,000	3,300,000
Purchase price, per unit			$ 10.00